Supplemental Information to Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Information to Statements of Operations [Abstract]
Schedule of Financial Expenses
	Year ended December 31,
	2023	2022	2021

Financial expenses:
In respect of interest loans and bank fees	(402)	(306)	(202)
Expenses regarding warrants granted underlying loan agreement with YA (see Note 13)	-	-	-
Other (mainly foreign currency differences)	(39)	(341)	97

	(441)	(647)	(105)

	$(441)	(647)	$(105)

Schedule of Net Earnings Per Share
		Year ended December 31,
		2023	2022	2021
1.	Numerator:
	Income (loss)	$2,005	1,276	$451

	Net income (loss) available to Ordinary shareholders	$2,005	1,276	$451

2.	Denominator (in thousands):

	Basic weighted average Ordinary shares outstanding (in thousands)	5,727	5,550	5,212
	Diluted weighted average Ordinary shares outstanding (in thousands)	5,905	5,589	5,424

	Basic income (loss) per share	$0.35	0.23	$0.09
	Diluted income (loss) per share	$0.34	0.23	$0.08